GOF P15 09/24

FRANKLIN CUSTODIAN FUNDS
FRANKLIN ETF TRUST
FRANKLIN INVESTORS SECURITIES TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

1. The following is added to the section titled “Fund Summary – Portfolio Managers” in each fund’s Summary Prospectus and Prospectus:

Jatin Misra
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

Michael V. Salm
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2024.

2. The following is added to the section titled “Fund Details – Management” in each fund’s Prospectus:

Jatin Misra Portfolio Manager of Advisers
Dr. Misra has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Dr. Misra was a portfolio manager for Putnam Investment Management, LLC.

Michael V. Salm Portfolio Manager of Advisers
Mr. Salm has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Salm was a portfolio manager for Putnam Investment Management, LLC.

3. The following replaces the fifth paragraph in the section titled “Fund Details – Management” in the Prospectus of Franklin U.S. Government Securities Fund and Franklin U.S. Government Securities VIP Fund:

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

4. The following is added to the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Jatin Misra*	Registered Investment Companies	4	1,109.2	None	None
	Other Pooled Investment Vehicles	7	801.6	None	None
	Other Accounts	5	784.4	None	None
Michael V. Salm*	Registered Investment Companies	21	15,453.5	1	599.3
	Other Pooled Investment Vehicles	26	9,532.4	None	None
	Other Accounts	8	1,484	1	440.5

*Information is provided as of August 31, 2024.

5. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each fund’s SAI:

As of August 31, 2024, Jatin Misra and Michael V. Salm did not own any shares of the Fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN CUSTODIAN FUNDS
Franklin U.S. Government Securities Fund	February 1, 2024

FRANKLIN ETF TRUST
Franklin Short Duration U.S. Government ETF	August 1, 2024

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Low Duration U.S. Government Securities Fund	March 1, 2024

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin U.S. Government Securities VIP Fund	May 1, 2024

Please retain this supplement for future reference.